Loans and Allowance for Credit Losses, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans [Abstract]
Total loans	$ 1,061,825	$ 971,900
Less: Allowance for credit losses	(10,088)	(8,767)	$ (7,431)
Net loans	1,051,737	963,133
Deferred loan origination costs, net	363	794
Unamortized loan purchase premiums, net	398	687
Residential Real Estate [Member]
Loans [Abstract]
Total loans	373,534	319,504
Less: Allowance for credit losses	(2,684)	(2,213)	(2,026)
Commercial Real Estate [Member]
Loans [Abstract]
Less: Allowance for credit losses	(3,653)	(3,047)	(2,200)
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total loans	86,471	82,356
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total loans	206,847	178,201
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total loans	79,669	62,337
Commercial and Industrial [Member]
Loans [Abstract]
Total loans	158,440	157,298
Less: Allowance for credit losses	(1,536)	(1,275)	(1,177)
Consumer [Member]
Loans [Abstract]
Less: Allowance for credit losses	(2,215)	(2,232)	$ (2,028)
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total loans	50,246	61,461
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total loans	42,473	35,893
Consumer [Member] | Other [Member]
Loans [Abstract]
Total loans	$ 64,145	$ 74,850